Property, plant and equipment - Narrative (Details) $ in Millions	Dec. 31, 2023 USD ($) project	Dec. 31, 2022 USD ($)
Property, plant and equipment [abstract]
Carrying amount of assets under construction	$ 28,135	$ 27,277
Carrying amount of rights and concessions in respect of proved and unproved properties	6,097	$ 7,662
Contractual commitments for purchase and lease of property, plant and equipment	12,419
Exploration drilling costs capitalised	$ 273
Number of projects where drilling activities were underway | project	5
Projects awaiting development concepts	$ 1,345
Number of projects awaiting further development concepts | project	18